3 - Marketable Debt Securities: Investments Classified by Contractual Maturity Date (Details) (USD $)	Dec. 31, 2014
Details
Held-to-maturity Securities, Debt Maturities, within One Year, Net Carrying Amount	$ 6,246,894
Held-to-maturity Securities, Debt Maturities, Next Twelve Months, Fair Value	6,627,167
Available-for-sale Securities, Debt Maturities, Next Twelve Months, Amortized Cost Basis	1,605,206
Available-for-sale Securities, Debt Maturities, Next Twelve Months, Fair Value	1,611,393
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Net Carrying Amount	19,511,899
Held-to-maturity Securities, Debt Maturities, Year Two Through Five, Fair Value	19,966,948
Available-for-sale Securities, Debt Maturities, Year Two Through Five, Amortized Cost Basis	9,835,978
Available-for-sale Securities, Debt Maturities, Year Two Through Five, Fair Value	10,096,376
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Net Carrying Amount	16,481,918
Held-to-maturity Securities, Debt Maturities, Year Six Through Ten, Fair Value	16,790,538
Available-for-sale Securities, Debt Maturities, Year Six Through Ten, Amortized Cost Basis	11,321,068
Available-for-sale Securities, Debt Maturities, Year Six Through Ten, Fair Value	11,421,851
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	85,790,606
Held-to-maturity Securities, Debt Maturities, after Ten Years, Fair Value	89,462,419
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount	128,031,317
Held-to-maturity Securities, Debt Maturities, Fair Value	132,847,072
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	22,762,252
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Fair Value	$ 23,129,620